Summary of significant accounting policies (Details Textual) - Minco Silver Corp [Member]	12 Months Ended
Dec. 31, 2017
Mingzhong [Member]
Disclosure of summary of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	51.00% [1]
Zhongjia [Member]
Disclosure of summary of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	90.00%
Changfu Minco [Member]
Disclosure of summary of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	90.00%

[1]	The Company acquired these subsidiaries on July 31, 2015. The Company’s operating results and cash flow in 2015 only include the results of these subsidiaries from August 1 to December 31, 2015.